Note 12 - Warrants - Components of Warrants (Details)			12 Months Ended			24 Months Ended
	Nov. 02, 2016 USD ($)	Nov. 02, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Equity			$ 32,242,641	$ 15,419,418		$ 15,419,418
Equity			23,072,781	32,242,641	$ 15,419,418	23,072,781
Warrants [member]
Statement Line Items [Line Items]
Balance, warrants, average exercise price				$ 0.79	0.61	0.79
Warrants and compensation warrants exercised, warrants, average exercise price	$ (0.388)	$ (0.52)			(0.42)	(0.51)
Warrants issued, warrants, average exercise price						0.39
Expired, warrants, average exercise price						(1.02)
Balance, warrants, average exercise price			$ 0.39		$ 0.79	$ 0.39
Balance, number of warrants				8,369,233	30,782,664	8,369,233
Warrants and compensation warrants exercised, number of warrants					(22,413,431)	(3,794,412)
Warrants issued, number of warrants						34,800,000
Expired, number of warrants						(4,574,821)
Balance, number of warrants			34,800,000		8,369,233	34,800,000
Equity			$ 5,985,378	$ 2,013,747	$ 6,458,659	$ 2,013,747
Fair value of warrants and compensation warrants exercised				(901,417)	(4,444,912)	(901,417)
Equity issued				5,985,378		5,985,378
Fair value of expired warrants				(1,112,330)		(1,112,330)
Equity			$ 5,985,378	$ 5,985,378	$ 2,013,747	$ 5,985,378